Income Taxes (Details) - Schedule of components of income tax expense (benefit) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current expense:
Federal			$ 0	$ 0	$ 0
State			5,000	(53,000)	2,000
Current income tax expense (benefit)			5,000	(53,000)	2,000
Deferred
Federal			0	0	0
State			0	0	0
Deferred income tax expense (benefit)			0	0	0
Total	$ (36,400)	$ 10,000	$ 5,000	$ (53,000)	$ 2,000